Description of the Business and Segment Information - Financial Information by Operating Segments (Detail) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Oct. 03, 2020		Jun. 27, 2020		Mar. 28, 2020		Dec. 28, 2019		Sep. 28, 2019		Jun. 29, 2019		Mar. 30, 2019		Dec. 29, 2018		Oct. 03, 2020		Sep. 28, 2019		Sep. 29, 2018
Segment Reporting Information [Line Items]
Revenues		$ 14,707	[1]	$ 11,779	[1]	$ 18,025	[1]	$ 20,877	[1]	$ 19,118	[1]	$ 20,262	[1]	$ 14,924		$ 15,303		$ 65,388		$ 69,607		$ 59,434
Segment operating income		606	[1],[2]	1,099	[1],[2]	2,407	[1],[2]	3,996	[1],[2]	3,425	[1],[2]	3,952	[1],[2]	3,815	[2]	3,655	[2]	8,108	[3]	14,847	[3]	15,689	[3]
Corporate and unallocated shared expenses																		(817)		(987)		(744)
Restructuring and impairment charges																		(5,735)		(1,183)		(33)
Other income, net																		1,038		4,357		601
Interest expense, net																		(1,491)		(978)		(574)
Amortization of Intangible Assets and Fair Value Step-up on Film and Television Costs	[4]																	(2,846)		(1,595)		0
Equity Method Investment, Other than Temporary Impairment	[5]																	0		(538)		(210)
Income (loss) from continuing operations before income taxes		(580)		$ (4,840)		$ 1,051		$ 2,626		1,247		$ 2,009		$ 7,236		$ 3,431		(1,743)		13,923		14,729
Capital expenditures																		4,022		4,876		4,465
Depreciation expense																		3,140		2,844		2,758
Amortization of Intangible Assets																		2,205		1,323		253
Identifiable assets		201,549								193,984								201,549		193,984
Long-lived assets		161,581								162,170								161,581		162,170
Americas
Segment Reporting Information [Line Items]
Revenues																		51,992		53,805		46,877
Segment operating income																		5,819		10,247		11,898
Long-lived assets	[6]	141,674								138,674								141,674		138,674
Europe
Segment Reporting Information [Line Items]
Revenues																		7,333		8,006		7,026
Segment operating income																		1,273		2,433		1,922
Long-lived assets	[6]	7,672								10,793								7,672		10,793
Asia Pacific
Segment Reporting Information [Line Items]
Revenues																		6,063		7,796		5,531
Segment operating income																		1,016		2,167		1,869
Long-lived assets	[6]	12,235								12,703								12,235		12,703
Disney Media and Entertainment Distribution
Segment Reporting Information [Line Items]
Revenues																		48,350		42,821		34,177
Segment operating income																		7,653		7,528		9,038
Capital expenditures																		783		520		406
Depreciation expense																		638		479		360
Amortization of Intangible Assets																		175		172		143
Identifiable assets		139,538								145,981								139,538		145,981
Disney Media and Entertainment Distribution | Americas
Segment Reporting Information [Line Items]
Revenues																		39,163		33,602
Disney Media and Entertainment Distribution | Europe
Segment Reporting Information [Line Items]
Revenues																		5,240		4,762
Disney Media and Entertainment Distribution | Asia Pacific
Segment Reporting Information [Line Items]
Revenues																		3,947		4,457
Disney Parks, Experiences and Products
Segment Reporting Information [Line Items]
Revenues																		17,038		26,786		25,257
Segment operating income																		455		7,319		6,651
Amortization of Intangible Assets																		109		108		110
Identifiable assets		42,320								41,978								42,320		41,978
Disney Parks, Experiences and Products | Domestic
Segment Reporting Information [Line Items]
Capital expenditures																		2,145		3,294		3,223
Depreciation expense																		1,634		1,474		1,449
Disney Parks, Experiences and Products | International
Segment Reporting Information [Line Items]
Capital expenditures																		759		852		677
Depreciation expense																		694		724		768
Disney Parks, Experiences and Products | Americas
Segment Reporting Information [Line Items]
Revenues																		12,829		20,203
Disney Parks, Experiences and Products | Europe
Segment Reporting Information [Line Items]
Revenues																		2,093		3,244
Disney Parks, Experiences and Products | Asia Pacific
Segment Reporting Information [Line Items]
Revenues																		2,116		3,339
Total Segments
Segment Reporting Information [Line Items]
Depreciation expense																		2,328		2,198		2,217
Amortization of Intangible Assets																		284		280		253
Corporate
Segment Reporting Information [Line Items]
Capital expenditures																		335		210		159
Depreciation expense																		174		167		181
Identifiable assets		$ 19,691								$ 6,025								19,691		6,025
TFCF and Hulu
Segment Reporting Information [Line Items]
Amortization of Intangible Assets																		$ 1,921		$ 1,043		$ 0

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.
[2]	Segment operating results reflect earnings before the corporate and unallocated shared expenses, restructuring and impairment charges, other income, net, interest expense, net, income taxes and noncontrolling interests.
[3]	Equity in the income (loss) of investees is as follows:

	2020	2019	2018
Disney Media and Entertainment Distribution	$696	$463	$131
Disney Parks, Experiences and Products	(19)	(13)	(23)
Equity in the income of investees included in segment operating income	677	450	108
Impairment of equity investments	—	(538)	(210)
TFCF acquisition amortization related to equity investees	(26)	(15)	—
Equity in the income (loss) of investees	$651	$(103)	$(102)

[4]	For fiscal 2020, amortization of intangible assets, fair value step-up on film and television costs and intangibles related to TFCF equity investees were $1,921 million, $899 million and $26 million respectively. For fiscal 2019, amortization of intangible assets, fair value step-up on film and television costs and intangibles related to TFCF equity investees were $1,043 million, $537 million and $15 million, respectively.
[5]	Impairment of equity investments for fiscal 2019 primarily reflects the impairments of Vice Group Holding Inc. and of an investment in a cable channel at A+E Television Networks ($353 million and $170 million, respectively). Impairment of equity investments for fiscal 2018 reflects impairments of Vice Group Holding Inc. and Villages Nature ($157 million and $53 million, respectively).
[6]	Long-lived assets are total assets less: current assets, long-term receivables, deferred taxes, financial investments and the fair value of derivative instruments.